Notes Payable - Related Party - Additional Information (Detail)	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Feb. 28, 2015 USD ($) $ / shares	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2016 shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Feb. 29, 2016 $ / shares	Mar. 31, 2015 $ / shares
Related Party Transaction [Line Items]
Warrants Exercisable					66,789,624	13,219,597	5,447,940
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued							23
IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued			1,723
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio			200	420,000
Class A Warrant
Related Party Transaction [Line Items]
Common stock exchange ratio						2,100	2,100
Preferred units issued as consideration, warrants price per share | $ / shares		$ 4.92				$ 0.03	$ 4.92	$ 5.60	$ 2.20
Warrants Exercisable					1,532,598	1,532,598	2,041,239
Class A Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares			$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Common stock exchange ratio						2,100	2,100
Preferred units issued as consideration, warrants price per share | $ / shares						$ 0.03	$ 0.20	$ 5.60
Warrants Exercisable					1,310,956	1,310,956	1,645,845
Notes Payable To Related Party
Related Party Transaction [Line Items]
Convertible notes payable, principal | $				$ 500,000
Notes payable, interest rate				20.00%
Note maturity date description						The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount | $				$ 10,000
Notes, maturity date				Jul. 18, 2015
Prepaid interest | $				$ 25,000
Number of preferred units issued as consideration				4,000,000			4,000,000
Value of preferred units issued as consideration | $				$ 100,000			$ 100,000
Preferred units issued as consideration, series D preferred shares				4,000,000
Preferred units issued as consideration, price per share | $ / shares							$ 0.025
Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued						20,000
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted						4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares						$ 0.03	4.92
Warrants Exercisable				20,000
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares						$ 0.03	$ 0.20
Warrants Exercisable				20,000
Spring Forth Investments, LLC
Related Party Transaction [Line Items]
Convertible notes payable, principal | $		$ 250,000
Notes payable, interest rate		12.00%
Note maturity date description						The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company.
Debt instrument maturity period after loan agreement		90 days
Debt instrument maturity period after closing of registered public offering		5 days
Notes payable, interest rate | $	$ 4,192
Termination Fee | $	$ 12,500
Spring Forth Investments, LLC | Notes Payable To Related Party
Related Party Transaction [Line Items]
Convertible notes payable, principal | $				$ 500,000
Notes payable, interest rate				20.00%
Debt Instrument Frequency Of Periodic Payment					Monthly	Monthly
Note maturity date description					The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000.	The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000.
Note extension fee amount | $				$ 10,000
Notes, maturity date				Jul. 18, 2015	Jul. 18, 2016	Jul. 18, 2016
Prepaid interest | $				$ 25,000
Number of preferred units issued as consideration				4,000,000
Value of preferred units issued as consideration | $				$ 100,000
Preferred units issued as consideration, series D preferred shares				4,000,000
Preferred units issued as consideration, price per share | $ / shares				$ 0.025
Spring Forth Investments, LLC | Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio				420,000
Spring Forth Investments, LLC | Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued				10
Spring Forth Investments, LLC | Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted				4,000,000
Spring Forth Investments, LLC | Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, price per share | $ / shares				$ 0.025
Common stock exchange ratio				2,100
Warrants issued				20,000
Spring Forth Investments, LLC | Notes Payable To Related Party | Class A Warrant | Exercise Price 1 [Member]
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 10,332.00
Spring Forth Investments, LLC | Notes Payable To Related Party | Class A Warrant | Exercise Price 2 [Member]
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 5.60
Spring Forth Investments, LLC | Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Common stock exchange ratio				2,100
Warrants Exercisable				20,000
Spring Forth Investments, LLC | Notes Payable To Related Party | Class B Warrant | Exercise Price 1 [Member]
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 420.00
Spring Forth Investments, LLC | Notes Payable To Related Party | Class B Warrant | Exercise Price 2 [Member]
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 5.60